Supplementary cash flow information (Tables)	12 Months Ended
Mar. 31, 2021
Reservoir Holdings Inc And Subsidiaries
Summary of interest paid and income taxes paid	Summary of interest paid and income taxes paid for the fiscal years ended March 31 comprised the following:

	2021	2020
	$	$
Interest paid	8,176,888	6,099,653
Income taxes paid	131,414	205,067